Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

COMMON STOCKS - 61.92%
Communication Services - 5.37%
Alphabet, Inc., Class A*	260	$ 302,107
Alphabet, Inc., Class C*	260	302,331
AT&T, Inc.#	3,140	91,531
CenturyLink, Inc.	1,200	11,352
Comcast Corp., Class A#	1,200	41,256
Discovery, Inc., Class C*	1,014	17,786
Facebook, Inc., Class A*#	1,300	216,840
Fox Corp., Class A	266	6,286
Omnicom Group, Inc.#	600	32,940
Verizon Communications, Inc.#	6,600	354,618
Walt Disney Co. (The)#	1,165	112,539

		1,489,586

Consumer Discretionary - 6.72%
Amazon.com, Inc.*	300	584,916
AutoZone, Inc.*	200	169,200
Carnival Corp.	300	3,951
Dollar General Corp.#	500	75,505
eBay, Inc.#	700	21,042
Fiat Chrysler Automobiles NV	1,000	7,190
Ford Motor Co.	2,900	14,007
General Motors Co.#	8,500	176,630
Hasbro, Inc.#	700	50,085
Magna International, Inc.#	500	15,960
McDonald’s Corp.#	1,500	248,025
NIKE, Inc., Class B#	600	49,644
Ross Stores, Inc.#	500	43,485
Starbucks Corp.	400	26,296
Target Corp.#	3,000	278,910
Wynn Resorts, Ltd.	200	12,038
Yum! Brands, Inc.#	1,300	89,089

		1,865,973

Consumer Staples - 4.96%
Archer-Daniels-Midland Co.	400	14,072
Campbell Soup Co.	1,300	60,008
Coca-Cola Co. (The)#	1,400	61,950
Colgate-Palmolive Co.	400	26,544
Constellation Brands, Inc., Class A#	500	71,680
Costco Wholesale Corp.	900	256,617
General Mills, Inc.#	1,600	84,432
JM Smucker Co. (The)	400	44,400
Kimberly-Clark Corp.#	800	102,296
Kroger Co. (The)#	800	24,096
Mondelez International, Inc., Class A	1,200	60,096
PepsiCo, Inc.#	900	108,090
Procter & Gamble Co. (The)	800	88,000

Industry Company	Shares	Value

Consumer Staples (continued)
Walmart, Inc.#	3,300	$ 374,946

		1,377,227

Energy - 1.76%
Cabot Oil & Gas Corp.#	4,000	68,760
Chevron Corp.#	1,278	92,604
ConocoPhillips	1,287	39,640
Continental Resources, Inc.#	1,000	7,640
EOG Resources, Inc.#	500	17,960
Exxon Mobil Corp.#	1,900	72,143
Halliburton Co.#	700	4,795
HollyFrontier Corp.#	3,500	85,785
Kinder Morgan, Inc.	500	6,960
Marathon Petroleum Corp.#	1,700	40,154
Occidental Petroleum Corp.	205	2,374
Phillips 66#	593	31,814
Valero Energy Corp.	400	18,144

		488,773

Financials - 7.95%
Aflac, Inc.#	500	17,120
Allstate Corp. (The)	300	27,519
Ally Financial, Inc.#	1,000	14,430
American Express Co.#	600	51,366
Aon PLC	300	49,512
Bank of America Corp.#	1,100	23,353
Berkshire Hathaway, Inc., Class B*#	2,200	402,226
BlackRock, Inc.	300	131,991
Capital One Financial Corp.#	400	20,168
Charles Schwab Corp. (The)	1,200	40,344
Chubb, Ltd.#	461	51,489
Citigroup, Inc.	1,310	55,177
Comerica, Inc.	300	8,802
Goldman Sachs Group, Inc. (The)	200	30,918
Hartford Financial Services
Group, Inc. (The)#	1,000	35,240
Huntington Bancshares, Inc.	3,200	26,272
Intercontinental Exchange, Inc.#	2,500	201,875
JPMorgan Chase & Co.	1,000	90,030
KeyCorp.	3,300	34,221
LPL Financial Holdings, Inc.#	200	10,886
Marsh & McLennan Cos., Inc.#	400	34,584
MetLife, Inc.#	1,000	30,570

bridgeway.com	1

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Morgan Stanley#	800	$ 27,200
PNC Financial Services
Group, Inc. (The)	500	47,860
Progressive Corp. (The)#	1,220	90,085
Prudential Financial, Inc.#	1,500	78,210
S&P Global, Inc.#	500	122,525
Santander Consumer USA Holdings, Inc.#	500	6,955
State Street Corp.#	4,300	229,061
Synchrony Financial#	600	9,654
T. Rowe Price Group, Inc.	200	19,530
Truist Financial Corp.	300	9,252
U.S. Bancorp	1,900	65,455
Voya Financial, Inc.#	200	8,110
Wells Fargo & Co.#	3,671	105,358

		2,207,348

Health Care - 8.85%
Abbott Laboratories#	1,400	110,474
AbbVie, Inc.#	1,600	121,904
Allergan PLC	300	53,130
Amgen, Inc.#	500	101,365
Anthem, Inc.	300	68,112
Baxter International, Inc.#	600	48,714
Becton Dickinson & Co.#	473	108,681
Biogen, Inc.*#	400	126,552
Bristol-Myers Squibb Co.	2,279	127,031
Cardinal Health, Inc.#	3,000	143,820
Cigna Corp.	299	52,977
CVS Health Corp.	400	23,732
Danaher Corp.#	500	69,205
DaVita, Inc.*#	1,100	83,666
Exact Sciences Corp.*#	3,500	203,000
Gilead Sciences, Inc.	400	29,904
Johnson & Johnson#	500	65,565
Medtronic PLC#	800	72,144
Merck & Co., Inc.#	2,200	169,268
Pfizer, Inc.#	1,700	55,488
Stryker Corp.	360	59,936
Thermo Fisher Scientific, Inc.	500	141,800
UnitedHealth Group, Inc.	1,500	374,070
Veeva Systems, Inc., Class A*#	300	46,911

		2,457,449

Industrials - 5.50%
3M Co.#	500	68,255
American Airlines Group, Inc.#	500	6,095
Boeing Co. (The)	300	44,742
Copart, Inc.*#	3,000	205,560

Industry Company	Shares	Value

Industrials (continued)
Delta Air Lines, Inc.#	4,000	$ 114,120
Emerson Electric Co.#	700	33,355
FedEx Corp.#	600	72,756
Honeywell International, Inc.#	800	107,032
Ingersoll Rand, Inc.*	176	4,377
Johnson Controls
International PLC	454	12,240
L3Harris Technologies, Inc.	200	36,024
Lockheed Martin Corp.#	770	260,991
Northrop Grumman Corp.#	700	211,785
Raytheon Co.	300	39,345
Republic Services, Inc.#	300	22,518
Southwest Airlines Co.#	1,400	49,854
Spirit AeroSystems
Holdings, Inc., Class A#	1,000	23,930
Trane Technologies PLC	200	16,518
Union Pacific Corp.	500	70,520
United Parcel Service, Inc., Class B#	300	28,026
United Technologies Corp.*	540	50,938
Waste Management, Inc.#	500	46,280

		1,525,261

Information Technology - 15.55%
Adobe, Inc.*#	800	254,592
Apple, Inc.#	1,900	483,151
Applied Materials, Inc.#	1,100	50,402
CDW Corp.#	2,300	214,521
Cisco Systems, Inc.#	3,000	117,930
Citrix Systems, Inc.#	500	70,775
Cognizant Technology
Solutions Corp., Class A#	700	32,529
DXC Technology Co.	171	2,231
Hewlett Packard Enterprise Co.	4,200	40,782
HP, Inc.	2,000	34,720
HubSpot, Inc.*#	1,000	133,190
Intel Corp.#	2,700	146,124
International Business Machines Corp.#	600	66,558
Intuit, Inc.	400	92,000
Juniper Networks, Inc.#	2,700	51,678
Lam Research Corp.#	1,000	240,000
Mastercard, Inc., Class A#	800	193,248
Micron Technology, Inc.*#	3,900	164,034
Microsoft Corp.#	3,100	488,901
NetApp, Inc.#	2,900	120,901
NortonLifeLock, Inc.	1,100	20,581
Oracle Corp.#	2,860	138,224
PayPal Holdings, Inc.*	1,100	105,314
QUALCOMM, Inc.	2,400	162,360

2	Quarterly Report | March 31, 2020 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
salesforce.com, Inc.*#	900	$ 129,582
Square, Inc., Class A*#	4,700	246,186
Teradyne, Inc.#	2,000	108,340
Texas Instruments, Inc.#	670	66,953
Visa, Inc., Class A	900	145,008
Workday, Inc., Class A*#	1,500	195,330

		4,316,145

Materials - 1.39%
Corteva, Inc.	1,033	24,275
Dow, Inc.	533	15,585
DuPont de Nemours, Inc.#	933	31,815
Ecolab, Inc.	800	124,664
Linde PLC	300	51,900
Sherwin-Williams Co. (The)	300	137,856

		386,095

Real Estate - 1.82%
American Tower Corp.#	600	130,650
Crown Castle International Corp.#	500	72,200
Equinix, Inc.	100	62,457
Public Storage#	1,100	218,471
Simon Property Group, Inc.	400	21,944

		505,722

Utilities - 2.05%
AES Corp.	4,300	58,480
American Electric Power Co., Inc.#	800	63,984
Dominion Energy, Inc.	420	30,320
Duke Energy Corp.	783	63,329
Exelon Corp.	400	14,724
NextEra Energy, Inc.	1,000	240,620
Public Service Enterprise Group, Inc.	900	40,419
Sempra Energy	500	56,495

		568,371

TOTAL COMMON STOCKS - 61.92%		17,187,950

(Cost $13,773,166)

RIGHTS - 0.01%
Bristol-Myers Squibb Co., CVR*	800	3,040

TOTAL RIGHTS - 0.01%		3,040

(Cost $1,840)

Due Date	Discount Rate or Coupon Rate		Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 28.82%
U.S. Treasury Bills - 28.82%
04/09/2020	1.526	%(a)	$2,000,000	$1,999,960
04/30/2020	1.536	%(a)	1,000,000	999,956
05/28/2020	1.511	%(a)	3,000,000	2,999,644
06/25/2020	0.000	%(a)	2,000,000	1,999,686

				7,999,246

TOTAL U.S. GOVERNMENT OBLIGATIONS - 28.82%				7,999,246

(Cost $7,990,944)
	Rate^		Shares	Value

MONEY MARKET FUND - 11.63%
Fidelity Investments Money Market Government Portfolio Class I	0.30%		3,229,236	3,229,236

TOTAL MONEY MARKET FUND - 11.63%				3,229,236

(Cost $3,229,236)

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN - 102.38%				$28,419,472

(Cost $24,995,186)

WRITTEN OPTIONS - (3.77%)
TOTAL WRITTEN OPTIONS - (3.77%)				$(1,045,329)

(Premiums Received $(587,776))

TOTAL INVESTMENTS - 98.61%				$27,374,143
(Cost $24,407,410)
Other Assets in Excess of Liabilities - 1.39%				385,778

NET ASSETS - 100.00%				$27,759,921

*	Non-income producing security.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of March 31, 2020.
(a)	Rate represents the effective yield at purchase.
PLC	- Public Limited Company
CVR	- Contingent Value Rights

bridgeway.com	3

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (2.02%)

Adobe, Inc.	10	$(318,240)	$280.00	06/19/20	$(15,130)
Apple, Inc.	23	(584,867)	230.00	06/19/20	(30,498)
Clorox Co. (The)	10	(173,250)	170.00	05/15/20	(10,300)
Delta Air Lines, Inc.	15	(42,795)	60.00	04/17/20	(47,085)
Fidelity National Information Services, Inc.	11	(133,804)	150.00	04/17/20	(33,880)
Fidelity National Information Services, Inc.	10	(121,640)	140.00	04/17/20	(18,770)
Laboratory Corp of America Holdings	25	(315,975)	105.00	05/15/20	(8,250)
LPL Financial Holdings, Inc.	3	(16,329)	95.00	04/17/20	(12,480)
Magna International, Inc.	25	(79,800)	50.00	06/19/20	(50,500)
Marsh & McLennan Cos., Inc.	15	(129,690)	75.00	07/17/20	(6,600)
Medtronic PLC	15	(135,270)	115.00	04/17/20	(40,500)
Microsoft Corp.	20	(315,420)	185.00	05/15/20	(48,900)
Microsoft Corp.	13	(205,023)	180.00	05/15/20	(30,940)
Oracle Corp.	40	(193,320)	55.00	04/17/20	(21,600)
PepsiCo, Inc.	22	(264,220)	135.00	04/17/20	(35,860)
Republic Services, Inc.	5	(37,530)	90.00	04/17/20	(8,500)
RingCentral, Inc.	10	(211,910)	230.00	05/15/20	(31,300)
Taiwan Semiconductor Manufacturing Co., Ltd.	10	(47,790)	60.00	04/17/20	(11,300)
United Parcel Service, Inc., Class B	10	(93,420)	115.00	04/17/20	(20,580)
Voya Financial, Inc.	13	(52,715)	60.00	05/15/20	(27,950)
Waste Management, Inc.	20	(185,120)	115.00	04/17/20	(48,600)

Total Exchange Traded Put Options Written (Premiums received $(231,432))					$(559,523)

EXCHANGE TRADED CALL OPTIONS WRITTEN - (1.75%)

3M Co.	3	$(40,953)	$175.00	04/17/20	$(6)
Abbott Laboratories	4	(31,564)	90.00	05/15/20	(540)
AbbVie, Inc.	5	(38,095)	95.00	05/15/20	(125)
Adobe, Inc.	3	(95,472)	340.00	06/19/20	(5,550)
Aflac, Inc.	5	(17,120)	50.00	05/15/20	(145)
Ally Financial, Inc.	10	(14,430)	15.00	06/19/20	(2,600)
American Airlines Group, Inc.	5	(6,095)	20.00	06/19/20	(275)
American Electric Power Co., Inc.	3	(23,994)	105.00	05/15/20	(30)
American Express Co.	3	(25,683)	130.00	04/17/20	(3)
American Tower Corp.	3	(65,325)	220.00	04/17/20	(2,400)
Amgen, Inc.	2	(40,546)	240.00	04/17/20	(20)
Apple, Inc.	6	(152,574)	260.00	05/15/20	(8,856)
Applied Materials, Inc.	4	(18,328)	65.00	04/17/20	(16)
AT&T, Inc.	10	(29,150)	39.00	04/17/20	(20)
Bank of America Corp.	4	(8,492)	25.00	08/21/20	(452)
Baxter International, Inc.	3	(24,357)	92.50	05/15/20	(420)
Becton Dickinson & Co.	2	(45,954)	230.00	06/19/20	(2,700)
Berkshire Hathaway, Inc., Class B	15	(274,245)	185.00	06/19/20	(17,715)
Biogen, Inc.	2	(63,276)	300.00	04/17/20	(4,340)
Cabot Oil & Gas Corp.	40	(68,760)	15.00	07/17/20	(14,400)
Capital One Financial Corp.	2	(10,084)	60.00	06/19/20	(550)
Cardinal Health, Inc.	30	(143,820)	50.00	06/19/20	(8,700)

4	Quarterly Report | March 31, 2020 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
CDW Corp.	20	$(186,540)	$90.00	06/19/20	$(27,600)
CDW Corp.	3	(27,981)	115.00	04/17/20	(840)
Chevron Corp.	4	(28,984)	75.00	06/19/20	(2,520)
Chubb, Ltd.	2	(22,338)	160.00	05/15/20	(310)
Cisco Systems, Inc.	13	(51,103)	50.00	04/17/20	(13)
Citrix Systems, Inc.	2	(28,310)	145.00	06/19/20	(1,820)
Coca-Cola Co. (The)	5	(22,125)	45.00	06/19/20	(1,360)
Cognizant Technology Solutions Corp., Class A	3	(13,941)	62.50	04/17/20	(45)
Comcast Corp., Class A	5	(17,190)	47.50	04/17/20	(5)
Constellation Brands, Inc., Class A	2	(28,672)	190.00	04/17/20	(90)
Continental Resources, Inc.	10	(7,640)	12.50	06/19/20	(700)
Copart, Inc.	30	(205,560)	65.00	05/15/20	(25,800)
Crown Castle International Corp.	2	(28,880)	145.00	04/17/20	(960)
Danaher Corp.	2	(27,682)	160.00	06/19/20	(760)
DaVita, Inc.	4	(30,424)	80.00	04/17/20	(576)
Delta Air Lines, Inc.	20	(57,060)	28.00	06/19/20	(12,400)
Delta Air Lines, Inc.	10	(28,530)	62.50	04/17/20	(10)
Dollar General Corp.	2	(30,202)	160.00	06/19/20	(1,620)
DuPont de Nemours, Inc.	3	(10,230)	62.50	04/17/20	(15)
eBay, Inc.	3	(9,018)	36.00	04/17/20	(33)
Emerson Electric Co.	3	(14,295)	50.00	06/19/20	(1,074)
EOG Resources, Inc.	2	(7,184)	90.00	04/17/20	(2)
Exact Sciences Corp.	17	(98,600)	65.00	04/17/20	(3,740)
Exact Sciences Corp.	15	(87,000)	50.00	05/01/20	(19,500)
Exact Sciences Corp.	3	(17,400)	60.00	05/15/20	(1,941)
Exxon Mobil Corp.	6	(22,782)	72.50	04/17/20	(6)
Facebook, Inc., Class A	4	(66,720)	180.00	06/19/20	(3,340)
FedEx Corp.	3	(36,378)	140.00	07/17/20	(1,230)
General Mills, Inc.	5	(26,385)	55.00	04/17/20	(325)
General Motors Co.	85	(176,630)	22.00	06/19/20	(21,420)
Halliburton Co.	3	(2,055)	24.00	04/17/20	(9)
Hartford Financial Services Group, Inc. (The)	10	(35,240)	35.00	06/19/20	(4,700)
Hasbro, Inc.	3	(21,465)	110.00	04/17/20	(15)
HollyFrontier Corp.	20	(49,020)	40.00	06/19/20	(800)
HollyFrontier Corp.	11	(26,961)	35.00	06/19/20	(605)
HollyFrontier Corp.	4	(9,804)	25.00	06/19/20	(1,520)
Honeywell International, Inc.	4	(53,516)	135.00	06/19/20	(5,232)
HubSpot, Inc.	10	(133,190)	145.00	05/15/20	(11,400)
Intel Corp.	7	(37,884)	60.00	04/17/20	(350)
Intercontinental Exchange, Inc.	14	(113,050)	80.00	06/19/20	(11,900)
Intercontinental Exchange, Inc.	11	(88,825)	85.00	06/19/20	(8,360)
International Business Machines Corp.	3	(33,279)	160.00	04/17/20	(36)
Johnson & Johnson	3	(39,339)	135.00	07/17/20	(2,610)
Juniper Networks, Inc.	8	(15,312)	25.00	04/17/20	(160)
Kimberly-Clark Corp.	3	(38,361)	145.00	04/17/20	(270)
Kroger Co. (The)	3	(9,036)	29.00	04/17/20	(600)
Lam Research Corp.	10	(240,000)	220.00	06/19/20	(39,450)
Lockheed Martin Corp.	5	(169,475)	350.00	06/19/20	(10,150)
LPL Financial Holdings, Inc.	2	(10,886)	55.00	05/15/20	(1,340)

bridgeway.com	5

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
Magna International, Inc.	5	$(15,960)	$30.00	06/19/20	$(2,800)
Marathon Petroleum Corp.	5	(11,810)	60.00	04/17/20	(5)
Marsh & McLennan Cos., Inc.	2	(17,292)	115.00	04/17/20	(2)
Mastercard, Inc., Class A	3	(72,468)	300.00	04/17/20	(39)
McDonald’s Corp.	10	(165,350)	160.00	06/19/20	(17,370)
Merck & Co., Inc.	7	(53,858)	77.50	06/19/20	(3,038)
MetLife, Inc.	10	(30,570)	30.00	06/19/20	(4,200)
Micron Technology, Inc.	12	(50,472)	55.00	07/17/20	(1,608)
Microsoft Corp.	9	(141,939)	190.00	05/15/20	(945)
Morgan Stanley	4	(13,600)	39.00	07/17/20	(1,360)
NetApp, Inc.	9	(37,521)	50.00	06/19/20	(1,071)
NetApp, Inc.	9	(37,521)	45.00	05/15/20	(1,278)
NetApp, Inc.	7	(29,183)	45.00	06/19/20	(1,603)
NIKE, Inc., Class B	3	(24,822)	105.00	04/17/20	(21)
Northrop Grumman Corp.	3	(90,765)	375.00	05/15/20	(1,110)
Omnicom Group, Inc.	3	(16,470)	80.00	04/17/20	(90)
Oracle Corp.	20	(96,660)	52.50	07/17/20	(5,700)
Pfizer, Inc.	5	(16,320)	39.00	04/17/20	(15)
Phillips 66	2	(10,730)	92.50	05/15/20	(40)
Progressive Corp. (The)	4	(29,536)	85.00	05/15/20	(532)
Prudential Financial, Inc.	9	(46,926)	60.00	05/15/20	(1,800)
Prudential Financial, Inc.	6	(31,284)	50.00	06/19/20	(5,730)
Public Storage	10	(198,610)	180.00	06/19/20	(29,500)
Ross Stores, Inc.	2	(17,394)	125.00	05/15/20	(190)
S&P Global, Inc.	2	(49,010)	310.00	05/15/20	(230)
salesforce.com, Inc.	3	(43,194)	175.00	08/21/20	(1,470)
Santander Consumer USA Holdings, Inc.	5	(6,955)	25.00	04/17/20	(300)
Southwest Airlines Co.	5	(17,805)	50.00	06/19/20	(320)
Spirit AeroSystems Holdings, Inc., Class A	10	(23,930)	67.50	04/17/20	(4,500)
Square, Inc., Class A	47	(246,186)	45.00	06/19/20	(51,700)
State Street Corp.	40	(213,080)	75.00	05/15/20	(600)
Synchrony Financial	6	(9,654)	15.00	06/19/20	(1,920)
Target Corp.	25	(232,425)	120.00	04/17/20	(200)
Teradyne, Inc.	20	(108,340)	52.50	07/17/20	(15,600)
Texas Instruments, Inc.	3	(29,979)	135.00	04/17/20	(3)
Veeva Systems, Inc., Class A	3	(46,911)	140.00	06/19/20	(7,830)
Verizon Communications, Inc.	50	(268,650)	57.50	06/19/20	(7,400)
Voya Financial, Inc.	2	(8,110)	40.00	05/15/20	(1,040)
Walmart, Inc.	25	(284,050)	130.00	06/19/20	(4,025)
Walt Disney Co. (The)	4	(38,640)	120.00	06/19/20	(900)
Wells Fargo & Co.	12	(34,440)	52.50	04/17/20	(96)
Workday, Inc., Class A	15	(195,330)	150.00	06/19/20	(7,950)
Yum! Brands, Inc.	10	(68,530)	105.00	04/17/20	(250)

Total Exchange Traded Call Options Written (Premiums received $(356,344))					$(485,806)

6	Quarterly Report | March 31, 2020 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2020
	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$17,187,950	$—	$—	$17,187,950
Rights	3,040	—	—	3,040
U.S. Government Obligations	—	7,999,246	—	7,999,246
Money Market Fund	—	3,229,236	—	3,229,236

TOTAL	$17,190,990	$11,228,482	$—	$28,419,472

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$(546,314)	$(499,015)	$—	$(1,045,329)

TOTAL	$(546,314)	$(499,015)	$—	$(1,045,329)

bridgeway.com	7